Restatement of Previously Issued Financial Statements (Details) - Schedule of the restatement on each financial statement - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 10, 2020
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Total Liabilities		$ 10,168,977	$ 10,374,560
Warrant Liability
Class A Common Stock Subject to Possible Redemption (in Shares)		273,850,409	274,031,080
Class A Common Stock	$ 461	$ 136	$ 135
Additional Paid-in Capital	16,277,478	5,180,583	4,999,913
Accumulated Deficit	(11,278,892)	(181,675)	(999)
Total Stockholders’ Equity	5,000,005	$ 5,000,002	$ 5,000,007
Number of Class A common shares subject to redemption (in Shares)		27,385,874	27,403,108
Net loss		$ (181,675)
Weighted average shares outstanding, common stock subject to possible redemption (in Shares)		27,403,108
Basic and diluted net earnings per share, common stock subject to possible redemption (in Dollars per share)		$ 0.00
Weighted average shares outstanding, non-redeemable common stock (in Shares)		8,843,003
Basic and diluted net loss per share, non-redeemable common stock (in Dollars per share)		$ (0.02)
Net loss		$ (181,675)
Allocation of initial public offering costs
Change in fair value of warrant liability
Compensation expense
Initial classification of warrant liability
Initial classification of common stock subject to possible redemption		274,031,080
Change in value of common stock subject to possible redemption	241,360,720	(180,671)
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Total Liabilities		22,862,501	$ 22,272,500
Warrant Liability		$ 22,862,501	$ 22,272,500
Class A Common Stock Subject to Possible Redemption (in Shares)		(22,862,501)	(22,272,500)
Class A Common Stock	(461)	$ 229	$ 222
Additional Paid-in Capital	(16,253,340)	1,469,803	879,809
Accumulated Deficit	(29,885,479)	(1,470,032)	(880,031)
Total Stockholders’ Equity	(46,139,280)
Number of Class A common shares subject to redemption (in Shares)		(2,287,083)	(2,227,250)
Net loss		$ (1,470,032)
Weighted average shares outstanding, common stock subject to possible redemption (in Shares)		(2,227,250)
Basic and diluted net earnings per share, common stock subject to possible redemption (in Dollars per share)
Weighted average shares outstanding, non-redeemable common stock (in Shares)		437,124
Basic and diluted net loss per share, non-redeemable common stock (in Dollars per share)		$ (0.16)
Net loss		$ (1,470,032)
Allocation of initial public offering costs		828,064
Change in fair value of warrant liability		590,001
Compensation expense		51,667
Initial classification of warrant liability		22,272,500
Initial classification of common stock subject to possible redemption		(22,272,500)
Change in value of common stock subject to possible redemption	46,139,280	(590,001)
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Total Liabilities		33,031,478	$ 32,647,060
Warrant Liability		$ 22,862,501	$ 22,272,500
Class A Common Stock Subject to Possible Redemption (in Shares)		250,987,908	251,758,580
Class A Common Stock		$ 365	$ 357
Additional Paid-in Capital	24,138	6,650,386	5,879,722
Accumulated Deficit	(41,164,371)	(1,651,707)	(881,030)
Total Stockholders’ Equity	(41,139,275)	$ 5,000,002	$ 5,000,007
Number of Class A common shares subject to redemption (in Shares)		25,098,791	25,175,858
Net loss		$ (1,651,707)
Weighted average shares outstanding, common stock subject to possible redemption (in Shares)		25,175,858
Basic and diluted net earnings per share, common stock subject to possible redemption (in Dollars per share)		$ 0.00
Weighted average shares outstanding, non-redeemable common stock (in Shares)		9,280,127
Basic and diluted net loss per share, non-redeemable common stock (in Dollars per share)		$ (0.18)
Net loss		$ (1,651,707)
Allocation of initial public offering costs		828,064
Change in fair value of warrant liability		590,001
Compensation expense		51,667
Initial classification of warrant liability		22,272,500
Initial classification of common stock subject to possible redemption		251,758,580
Change in value of common stock subject to possible redemption	$ 287,500,000	$ (770,672)